Segment Information - Summary of Intangible Assets, and Property, Plant and Equipment (Detail) - EUR (€) € in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Intangible assets and property, plant and equipment		€ 102,742	€ 115,053
Denmark [member]
Disclosure of operating segments [line items]
Intangible assets and property, plant and equipment		27,900	32,900
Europe [member]
Disclosure of operating segments [line items]
Intangible assets and property, plant and equipment	[1]	39,640	46,464
North America [member]
Disclosure of operating segments [line items]
Intangible assets and property, plant and equipment		€ 63,102	€ 68,589

[1]	As of December 31, 2024 and December 31, 2023, intangible assets and property, plant and equipment of €27.9 million and €32.9 million, respectively, is located in Denmark, the country of domicile.